Investments - Summary of Group's Shareholdings in Associates Entities and Principal Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Line Items]
Share of loss after tax	$ (52)	$ (74)	[1]	$ 366	[1]
Associates [member]
Disclosure Of Significant Investments In Associates [Line Items]
Beginning balance	2,319	2,466
Dividends received from associate		(60)
Step acquisition	(2,198)
Share of loss after tax	(52)	(74)
Foreign exchange		(13)
Ending balance	$ 69	$ 2,319		$ 2,466

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.